Accounts receivable (Tables)	6 Months Ended
Mar. 31, 2026
Accounts receivable
Schedule of components of accounts receivable
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Accounts receivable	$4,031,798	$1,650,231

Schedule of allowance for doubtful accounts
	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	-	$7,732,717
Reversal	-	(7,523,759)
Translation adjustments	-	(208,958)
Balance as of end of period	-	-